CONVERTIBLE NOTES PAYABLE (Narrative) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended
	Feb. 11, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2013	Dec. 21, 2012	Dec. 13, 2012
Accrued interest on Notes Payable			$ 17,497	$ 247
Unrealized loss on change in fair value of conversion feature		1,054,577	73,974
Amortization expense on debt discount		26,755	18,211
Convertible notes payable					75,000	75,000	150,000
Convertible notes payable, Maturity date			Dec. 21, 2014
Interest rate			12
Convertible common stock issued upon conversion			120,000
Note payable converted into common stock			50,000
Debt conversion description			CII has the option to convert the outstanding principal and interest on the Note into shares of the Company's common stock at a discount of 25% of the Company's common stock price, but not less than $1.25 as agreed by the two parties.
Conversion feature liability and debt discount			44,966
Conversion feature in additional paid in capital		98,722
Unamortized debt discount expensed		26,755	18,211
Unrealized gain on change in fair value of conversion feature		20,218
Outstanding convertible note converted amount	150,000
Conversion of accrued interest into common stock	21,485
Shares issued for debt relief	55,497
Shares issued for debt relief, amount	$ 171,485
Percentage of discount on closing price	25.00%